Average Annual Total Returns{- Fidelity Advisor Freedom® 2015 Fund} - 03.31 Fidelity Advisor Freedom Funds AMCIZ PRO-16 - Fidelity Advisor Freedom® 2015 Fund	Class A Return Before Taxes Past 1 year	Class A Return Before Taxes Past 5 years	Class A Return Before Taxes Past 10 years	Class A After Taxes on Distributions Past 1 year	Class A After Taxes on Distributions Past 5 years	Class A After Taxes on Distributions Past 10 years	Class A After Taxes on Distributions and Sales Past 1 year	Class A After Taxes on Distributions and Sales Past 5 years	Class A After Taxes on Distributions and Sales Past 10 years	Class M Return Before Taxes Past 1 year	Class M Return Before Taxes Past 5 years	Class M Return Before Taxes Past 10 years	Class C Return Before Taxes Past 1 year	Class C Return Before Taxes Past 5 years	Class C Return Before Taxes Past 10 years	Class I Return Before Taxes Past 1 year	Class I Return Before Taxes Past 5 years	Class I Return Before Taxes Past 10 years	Class Z Return Before Taxes Past 1 year	Class Z Return Before Taxes Past 10 years	Class Z Return Before Taxes Since Inception		Class Z Return Before Taxes Inception Date	LB001 Past 1 year	LB001 Past 5 years	LB001 Past 10 years	F0550 Past 1 year	F0550 Past 5 years	F0550 Past 10 years
Total	5.45%	7.36%	6.09%	3.42%	5.38%	4.44%	4.08%	5.30%	4.37%	7.57%	7.58%	6.07%	9.99%	7.82%	5.93%	12.15%	8.91%	6.99%	12.16%		9.87%	[1]	Oct. 02, 2018	7.51%	4.44%	3.84%	11.62%	8.74%	7.50%

[1]	(a)Since inception October 2, 2018.